Income Statement (Parenthetical) R in Millions, $ in Billions		6 Months Ended	12 Months Ended
		Dec. 31, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)
Statement
Proceeds on disposals	[1]	R 33,963		R 4,285
Gain on reclassification of foreign currency translation on disposal		3,300
Decrease in finance cost capitalised		(1,400)
Earnings/(loss) for the period	[2]	15,288		(91,272)
Gain from translation of monetary assets and liabilities		R 4,619		(6,542)
Strengthening of closing rand/US dollar exchange rate		15.00%
Gain on valuation of financial instruments and derivative contracts		R 5,000
Minimum
Statement
Increase in earnings (as a percent)		100.00%
Gemini HDPE LLC
Statement
Profit (loss) on disposal of investments, excluding release of foreign currency translation		R 719
Proceeds on disposals		5,900
Net assets sold		5,200
Gain on reclassification of foreign currency translation on disposal		R 246
Proportion of equity interest disposed of		50.00%
Base Chemicals | Lake Charles Chemicals Project
Statement
Profit (loss) on disposal of investments, excluding release of foreign currency translation		R (1,100)
Proceeds on disposals		30,200
Net assets sold		31,300
Gain on reclassification of foreign currency translation on disposal		R 3,100
Proportion of equity interest disposed of		50.00%
Synfuels liquid fuels refinery
Statement
Impairment loss recognised in profit or loss				3,800
Sasolburg liquid fuels refinery
Statement
Impairment loss recognised in profit or loss				8,600
South Africa value chain foundation business | Base Chemicals
Statement
Impairment loss recognised in profit or loss				18,100
South Africa Wax business
Statement
Impairment loss recognised in profit or loss				4,600
Eurasia Wax business
Statement
Impairment loss recognised in profit or loss				2,800
US Chemicals assets | Base Chemicals
Statement
Impairment loss recognised in profit or loss			$ 4.2	R 72,600

[1]	Includes proceeds received from the disposal of a portion of our US LCCP Base Chemicals business, as well as our 50% equity interest in the Gemini HDPE LLC (approximately R33 billion
[2]	Earnings increased by more than 100% to R15.3 billion from R4.5 billion in the prior period. These results were underpinned by a strong cash cost and working capital performance in response to the challenging environment, as well as the gains of R4.6 billion on the translation of monetary assets and liabilities and gains of R5.0 billion on the valuation of financial instruments and derivative contracts due to a 15% strengthening of the closing rand/US dollar exchange rate compared to June 2020; and R3.3 billion gain on the reclassification of the foreign currency translation reserve (FCTR), mainly on the divestment of 50% interest in the US LCCP Base Chemicals business. Remeasurement items in the prior year included the impairment of R72.6 billion (US$4.2 billion) of our Base Chemicals portfolio within Sasol Chemicals USA which have been classified as disposal groups held for sale at 30 June 2020 and impaired to its fair value less cost to sell, the impairment of the Synfuels liquid fuels refinery and Sasolburg liquid fuels refinery CGUs of R3.8 billion and R8.6 billion respectively, our Base Chemicals foundation business in the Southern African value chain of R18.1 billion and our South African wax business and Eurasian wax businesses of R4.6 billion and R2.8 billion respectively.